General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Personnel	R$ (63,665)	R$ (55,057)	R$ (37,175)
Share Based Plans	(14,276)	(3,670)	0
Profit sharing	(79,872)	(98,970)	(37,198)
Employee benefits expense	(157,813)	(157,697)	(74,373)
Third party expense	(38,836)	(38,891)	(24,651)
Right of use depreciation	(10,800)	(9,812)	(8,586)
Depreciation and amortization	(4,986)	(3,917)	(4,642)
Other operating expenses	(6,630)	(4,240)	(5,199)
Travel and representations	(4,535)	(1,271)	(933)
Condominium expenses	(3,315)	(2,598)	(2,818)
Payroll taxes	(1,850)	(3,669)	(2,132)
Rental expense	(174)	(540)	(428)
Telephony services	(243)	(242)	(278)
Legal	(171)	(99)	(146)
Accounts receivables allowance	4	(21)	(59)
Office consumables	0	(1)	0
General and administrative expense	R$ (229,349)	R$ (222,998)	R$ (124,245)